Employee Benefits - Schedule of Rollforward Changes in Benefit Obligation and Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amounts recognized on the balance sheet:
Noncurrent liability	$ (167)	$ (217)
Pension Benefits
Change in benefit obligation:
Benefit obligation, beginning balance	1,560	1,622
Service cost	15	17	$ 17
Interest cost	87	83	85
Plan participants' contributions	0	0
Actuarial loss (gain)	35	(55)
Settlements	0	(2)
Gross benefits paid	(179)	(105)
Federal subsidy	0	0
Benefit obligation, ending balance	1,518	1,560	1,622
Change in plan assets:
Fair value of plan assets, beginning balance	1,392	1,431
Actual return on plan assets	152	19
Employer contributions	46	49
Plan participants' contributions	0	0
Settlements	0	(2)
Benefits paid	(179)	(105)
Fair value of plan assets, ending balance	1,411	1,392	1,431
Funded status, ending balance	(107)	(168)
Amounts recognized on the balance sheet:
Noncurrent asset	62	51
Current liability	(2)	(2)
Noncurrent liability	(167)	(217)
Net amount recognized	(107)	(168)
Other Benefits
Change in benefit obligation:
Benefit obligation, beginning balance	225	247
Service cost	2	2	2
Interest cost	12	12	14
Plan participants' contributions	3
Actuarial loss (gain)	3	(18)
Settlements	0	0
Gross benefits paid	(22)	(22)
Federal subsidy	1	1
Benefit obligation, ending balance	224	225	247
Change in plan assets:
Fair value of plan assets, beginning balance	253	258
Actual return on plan assets	19	11
Employer contributions	3	3
Plan participants' contributions	3
Settlements	0	0
Benefits paid	(22)	(22)
Fair value of plan assets, ending balance	256	253	$ 258
Funded status, ending balance	32	28
Amounts recognized on the balance sheet:
Noncurrent asset	33	29
Current liability	0	0
Noncurrent liability	(1)	(1)
Net amount recognized	$ 32	$ 28